S000058958 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	173 Months Ended	201 Months Ended	369 Months Ended	469 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.36%	9.23%	10.42%
Performance Inception Date							Dec. 15, 1986
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	10.68%	11.32%
Performance Inception Date				Aug. 15, 2011
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.87%	9.49%	10.14%
Performance Inception Date						Apr. 03, 1995
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.04%	10.59%	11.26%
Performance Inception Date					Mar. 18, 2009
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.54%	7.38%	8.81%
Performance Inception Date					Mar. 18, 2009
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.97%	8.01%	8.79%
Performance Inception Date					Mar. 18, 2009